Document and Entity Information (USD $)	3 Months Ended
	Dec. 31, 2011	Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	Phoenix Medical Software, Inc.
Entity Central Index Key	0001393371
Document Type	20-F
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 9,663,667
Entity Common Stock, Shares Outstanding		9,663,667
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and Cash Equivalents	$ 0	$ 222,348
Assets Held for Sale	0	456,701
Total Current Assets	0	462,794
Note Receivable - Related Party	250,000	0
Accrued Interest	2,823	0
TOTAL ASSETS	252,823	462,794
CURRENT LIABILITIES
Accounts Payable and Accrued Expenses	14,712	40,891
Liabilities Held for Sale	0	152,891
Total Current Liabilities	14,712	193,374
STOCKHOLDERS' EQUITY
Preferred Stock, $0.01 par value, 20,000,000 authorized. none issued and outstanding	0	0
Common Stock, $0.01 par value, 50,000,000 authorized, 9,663,667 and 9,513,667 issued and outstanding, respectively	9,664	9,514
Additional Paid-in-Capital	2,174,136	2,016,234
Subscription Deposits	2,625	2,625
Accumulated Deficit	(1,948,314)	(1,758,953)
Total Stockholders' Equity	238,111	269,420
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 252,823	$ 462,794

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock authorized	20,000,000	20,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock authorized	50,000,000	50,000,000
Common stock issued and outstanding	9,663,667	9,513,667

Statements of Operations (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Selling, general and admininistrative	$ 76,920	$ 128,940
Total operating expenses	76,920	128,940
Income (loss) from operations	(76,920)	(128,940)
OTHER INCOME
Interest income	2,823	0
Net income (loss) from continuing operations	(74,087)	(128,940)
Net income (loss) from discontinued operations	(115,264)	90,951
Net income (loss)	$ (189,361)	$ (37,989)
Basic and diluted average weighted shares outstanding	9,551,886	9,478,038
Basic and diluted net loss per share from continuing operations	$ (0.02)	$ (0.01)
Basic and diluted net loss per share from discontinued operations	$ 0	$ 0.01
Basic and diluted net income (loss) per share	$ (0.02)	$ 0

Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (189,361)	$ (37,989)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	57,385	83,358
Stock issued for services	22,500	85,000
Bad debt expense	230,634	218,718
Change in operating assets and liabilities:
Accounts receivable	(263,636)	(311,635)
Accounts payable and accrued expenses	25,345	57,004
NET CASH USED IN OPERATING ACTIVITIES	(116,133)	94,456
CASH FLOWS FROM INVESTING ACTIVITIES
Transfer of cash in sale of subsidiary	(117,016)	0
NET CASH USED IN INVESTING ACTIVITIES	(117,016)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of stock, including stock subscription deposits	0	17,625
Payments on line-of-credit	25,000	(5,016)
Advances from shareholder	0	5,200
Payments to shareholder	(14,199)	(22,910)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	10,801	(5,101)
NET DECREASE IN CASH	(222,348)	89,355
CASH, BEGINING OF PERIOD	222,348	132,993
CASH, END OF PERIOD	0	222,348
NON-CASH TRANSACTIONS
Common stock issued for conversion of debt	0	15,000
Gain on sale of subsidiary	135,552	0
SUPPLEMENTAL DISCLOSURES
Interest paid	0	0
Income taxes paid	$ 0	$ 0

Shareholders Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Subscription Payable	Retained Earnings / Accumulated Deficit	Total
Begining balance, APIC at Dec. 31, 2009		$ 1,901,381
Begining balance, stockholders' equity (deficit) at Dec. 31, 2009				(1,720,964)
Begining balance, amount at Dec. 31, 2009	9,367
Begining balance, shares outstanding at Dec. 31, 2009	9,367,000
Issuance of common stock for cash, shares	13,334
Issuance of common stock for cash, amount	14				17,625
Issuance of common stock, APIC		14,986
Issuance of common stock for services, shares	113,333
Issuance of common stock for services, amount	113
Issuance of common stock for services, APIC		84,887
Debt relieved in exchange for stock, shares	20,000
Debt relieved in exchange for stock, amount	20
Net income (loss)				(37,989)	(37,989)
Common stock, amount at Dec. 31, 2010	9,514				9,514
Ending balance, APIC at Dec. 31, 2010		2,016,234
Stockholders' equity (deficit) at Dec. 31, 2010				(1,948,314)	269,420
Debt relieved in exchange for stock, APIC at Dec. 31, 2010		14,980
Subscription payable at Dec. 31, 2010			2,625
Common stock, shares outstanding at Dec. 31, 2010	9,513,667				9,513,667
Issuance of common stock for cash, amount					0
Issuance of common stock for services, shares	150,000
Issuance of common stock for services, amount	150
Issuance of common stock for services, APIC		222,350
Gain on sale of subsidiary		135,552
Net income (loss)				(189,361)	(189,361)
Ending balance, APIC at Dec. 31, 2011		2,174,136
Stockholders' equity (deficit) at Dec. 31, 2011				(1,948,314)	238,111
Common stock, amount at Dec. 31, 2011	$ 9,664				$ 9,664
Common stock, shares outstanding at Dec. 31, 2011	9,663,667				9,663,667

NOTE 1 Nature of Activities and Significant Accounting Policies	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 1 Nature of Activities and Significant Accounting Policies

Nature of Activities, History and Organization:

On August 10, 2010 Phoenix Medical Software, Inc. (formerly Triple A Medical, Inc.) announced a merger with Grand Silver, Inc., a Cayman Islands company. Phoenix Medical Software then changed its name to Phoenix Medical Software, Inc. from Triple A Medical, Inc. The Prospectus stated that 9,513,667 shares of Grand Silver, Inc. common stock at $0.001 par value, would be exchanged for all the outstanding stock of Phoenix Medical, (14,270,500), in effect a two-for-three reverse stock split. The merger would be effective upon Phoenix Medical, changing its corporate domicile from Nevada to the Caymans Islands. This was effective on January 28, 2011. All share and per share amounts herein have been retroactively restated to reflect the split.

Significant Accounting Policies:

Phoenix Medical’s management applies accounting principles generally accepted in the United States of America. The application of accounting principles requires the estimating, matching and timing of revenue and expense. The accounting policies used conform to generally accepted accounting principles which have been consistently applied in the preparation of these financial statements.

The consolidated financial statements and notes are representations of Phoenix Medical’s management which is responsible for their integrity and objectivity. Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud. The Company's system of internal accounting control is designed to assure, among other items, that 1) recorded transactions are valid; 2) valid transactions are recorded; and 3) transactions are recorded in the proper period in a timely manner to produce financial statements which present fairly the financial condition, results of operations and cash flows of Phoenix Medical for the respective periods being presented.

Basis of Presentation

Phoenix Medical prepares its consolidated financial statements on the accrual basis of accounting. Phoenix Medical consolidates its wholly owned subsidiaries. All intercompany balances and transactions are eliminated. The Company consolidated its financial statements until September 30, 2011, however, due to the sale of the Company’s wholly owned subsidiary Phoenix Ortho, LLC on September 30, 2011, the Company has reported results from operations for the year ending December 31, 2011 and has reported the balance sheet of only Phoenix Medical Software, Inc. at December 31, 2011.

Certain 2010 amounts have been reclassed to agree with the 2011 classifications.

Cash and Cash Equivalents

Cash and cash equivalents includes cash in banks with original maturities of three months or less and are stated at cost which approximates market value, which in the opinion of management, are subject to an insignificant risk of loss in value.

Fair Value of Financial Instruments

The carrying amounts of cash, cash equivalents, accounts receivable, accounts payable and notes payable approximate their fair values due to the short-term maturities of these instruments.

Property and Equipment

Property and equipment are carried at the cost of acquisition or construction and depreciated over the estimated useful lives of the assets. Costs associated with repair and maintenance are expensed as incurred. Costs associated with improvements which extend the life, increase the capacity or improve the efficiency of our property and equipment are capitalized and depreciated over the remaining life of the related asset. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which is 3 years.

Software Development Costs

Phoenix Medical follows FASB ASC 985-20, “Costs of Software to be Sold, Leased or Marketed.” In accordance with ASC 985-20, internal costs incurred to create computer software are charged to expense when incurred until technological feasibility has been established for the product. Technological feasibility is established upon completion of a detailed program design or, in its absence, completion of a working model. After technological feasibility is established, the costs of coding and testing and other costs of producing product masters are capitalized. Cost capitalization ceases when the product is available for general release to customers.

Capitalized software costs are amortized on a product-by-product basis, starting when the product is available for general release to customers. Annual amortization is the greater of straight-line over the product's estimated useful life or the percent of the product's current-year revenues as compared to the product's anticipated future revenues.

Capitalized software costs are evaluated for impairment on a product-by-product basis by a comparison of the unamortized capitalized costs to the product's net realizable value. The amount by which the unamortized capitalized costs exceed the net realizable value is recognized as an impairment charge.

Revenue Recognition

Phoenix Medical recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectability is reasonably assured, FASB ASC 605-25. Phoenix Medical recognizes revenue under multiple deliverable arrangements from installation and other services as the services are performed.

Our software products are modified and customized to each specific customer. As a result, the service element is essential to the functionality of the software license. Consequently, we recognize revenue upon completion of specific contractual milestones or by using the percentage-of-completion method. Typically, we recognize 40% of the revenue upon delivery of the software; 40% on the completion of the installation, which generally takes from four to six weeks and 20% upon the completion of training and the “go live” date.

Accounts Receivable:

Accounts receivable are carried at their face amount, less an allowance for doubtful accounts.  On a periodic basis, the Company evaluates accounts receivable and establishes the allowance for doubtful accounts based on a combination of specific customer circumstances and credit conditions, based on a history of write offs and collections.  The Company’s policy is generally not to charge interest on trade receivables after the invoice becomes past due.  A receivable is considered past due if payments have not been received within agreed upon invoice terms.  The Company provided an allowance for all receivables that were greater than 90 days old. Allowances for Doubtful Accounts totaled $0 and $216,825 at December 31, 2011 and December 31, 2010, respectively.  Write-offs were recorded at a time when a customer receivable was deemed uncollectible.

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Earnings (Loss) per Share

Earnings (loss) per share (basic) is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding for the period covered. As Phoenix Medical has no potentially dilutive securities, fully diluted earnings (loss) per share is identical to earnings (loss) per share (basic).

Recent Accounting Pronouncements:

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

NOTE 2 Going Concern	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 2 Going Concern

Phoenix Medical 's consolidated financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Phoenix Medical has suffered losses since inception and has no operations to generate revenue or cash flows. These conditions raise substantial doubt as to Phoenix Medical’s ability to continue as a going concern.

The Company’s will rely on shareholder advances or will seek alternate capital funding to fund the Company’s activities while the Company takes steps to locate and negotiate with a business entity through acquisition, or merger with, an existing company; however, there can be no assurance these activities will be successful.

NOTE 3 Concentrations	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 3 Concentrations

Phoenix Medical maintains demand deposit accounts which at times exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limitations of $250,000 per account. Balances on deposit at financial institutions as of December 31, 2011 and 2010 in excess of FDIC deposit insurance amounts were $0.

NOTE 4 Sale of Subsidiary to Related Party	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 4 Sale of Subsidiary to Related Party

On September 30, 2011, due to continuing losses and continuing related expenses, the Company sold its wholly owned subsidiary Phoenix Ortho, LLC to a related party of the President. The terms of the sale included taking a Note in the amount of $250,000 carrying a four and a half percent (4.5%) interest rate. The buyer also assumed liabilities of the Company of $69,068. The Note is interest only for one year and paid after that time on a five year amortization. The Note Receivable exceeded the Company’s net assets sold resulting in a gain of approximately $136,000 which was recorded to additional paid in capital. The operating results of Phoenix Ortho, LLC have been separated from the operating results of the Company in the consolidated statements of operations and reported as a gain or loss from discontinued operations.

NOTE 5 Capitalized Software Development Costs	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 5 Capitalized Software Development Costs

Capitalized software development costs at December 31, 2011 and 2010 consist of the following:

	2011	2010
Software	$-	$382,569
Less: accumulated amortization	-	(249,562)
	$-	$133,007

Amortization expense totaled $0 and $76,514 for the years ended December 31, 2011 and 2010, respectively.

NOTE 6 Stockholders' Equity	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 6 Stockholders' Equity

During the year ended December 31, 2011 the Company issued 150,000 shares of common stock for services provided valued at $22,500.

During the year ended December 31, 2010, Phoenix Medical issued 13,333 common shares for cash of $15,000, 113,333 common shares for services valued at $85,000 and 20,000 common shares for the conversion of debt totaling $15,000. In addition, Phoenix Medical received a cash deposit of $2,625 for the purchase of common stock.

NOTE 7 Income Taxes	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 7 Income Taxes

Deferred tax assets at December 31, 2011 and 2010 consisted of the following:

Deferred tax asset related to:	2011	2010
Net operating loss carry forward	$ 324,034	$ 267,302
Less: valuation allowance	(324,034)	(267,302)
Net deferred tax asset	$ -	$ -

The net deferred tax asset generated by the loss carry-forward has been fully reserved.  The cumulative net operating loss carry-forward is approximately $953,042 at December 31, 2011, and will expire in the years 2024 through 2031.

The difference in the income tax benefit not shown in the consolidated statements of operations and the amount at that would result if the U.S. Federal statutory rate of 34% were applied to pre-tax loss for 2011 and 2010 is attributable to the valuation allowance.

The realization of deferred tax benefits is contingent upon future earnings.

The Company had no gross unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate in future periods. The Company has not accrued any additional interest or penalties as a result of the adoption of FASB ASC 740.

NOTE 8 Related Party Transactions	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 8 Related Party Transactions

As of December 31, 2011 and 2010, Phoenix Medical had unpaid advances owed to Paul McCune, the sole Director of the Company. The unpaid advance totaling to $0 and $5,200 as of December 31, 2011 and 2010, respectively, is unsecured, bears no interest and is due on demand. This was assumed in the sale of the subsidiary.

The Company rented office space from the President at $5,000 per month. The expense for the nine months ended September 30, 2011 was 445,000 and the expense for the year ended December 31, 2010 was $60,000. This is included in the net income (loss) from discontinued operations.

On September 30, 2011 the Company sold its wholly owned subsidiary Phoenix Ortho, LLC to a related party of the President (see Note 4).